Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Exchange-traded funds: 11.98%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	51,738	$ 1,230,847
iShares Core MSCI EAFE ETF	53,913	3,791,701
iShares Core MSCI Emerging Markets ETF	48,271	3,124,582
iShares Core S&P 500 ETF	46,100	17,599,598
iShares Core S&P Small-Cap ETF	48,146	5,059,663
The Industrial Select Sector SPDR Fund	48,807	4,422,402
Total Exchange-traded funds (Cost $30,672,834)		35,228,793
Investment companies: 85.74%
Affiliated master portfolios: 59.10%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		6,323,240
Wells Fargo Core Bond Portfolio		4,884,729
Wells Fargo Disciplined Large Cap Portfolio		54,769,795
Wells Fargo Emerging Growth Portfolio		3,139,180
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		4,346,103
Wells Fargo Factor Enhanced International Equity Portfolio		34,051,255
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		17,370,448
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		6,229,584
Wells Fargo High Yield Corporate Bond Portfolio		2,594,316
Wells Fargo Real Return Portfolio		18,379,921
Wells Fargo Small Company Value Portfolio		3,273,340
Wells Fargo Strategic Retirement Bond Portfolio		18,401,709
		173,763,620
Alternative investment funds: 5.70%
PIMCO CommodityRealReturn Strategy Fund Institutional Class	1,996,771	13,038,916
Wells Fargo Alternative Risk Premia Fund Class R6 ♠	465,144	3,716,498
		16,755,414
Bond funds: 11.89%
Wells Fargo Global Investment Grade Credit Fund Class R6 ♠	763,991	8,136,506
Wells Fargo High Yield Bond Fund Institutional Class ♠	3,388,261	11,486,204
Wells Fargo Income Plus Fund Institutional Class ♠	1,524,897	15,325,210
		34,947,920
Stock funds: 9.05%
Wells Fargo Diversified Income Builder Fund Class R6 ♠	1,659,953	10,192,114
Wells Fargo Emerging Markets Equity Fund Class R6 ♠	138,518	4,907,680
Wells Fargo Endeavor Select Fund Class R6 ♠†	472,964	5,770,155
Wells Fargo Large Cap Growth Fund Class R6 ♠	111,670	5,755,453
		26,625,402
Total Investment companies (Cost $209,013,490)		252,092,356

See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.33%
Investment companies: 0.33%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	966,950	$ 966,950
Total Short-term investments (Cost $966,950)				966,950
Total investments in securities (Cost $240,653,274)	98.05%			288,288,099
Other assets and liabilities, net	1.95			5,744,785
Total net assets	100.00%			$294,032,884

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets
Investment companies
Alternative investment funds
Wells Fargo Alternative Risk Premia Fund Class R6	$9,261,772	$989,702	$(6,260,926)	$(1,460,289)	$1,186,239	$3,716,498	1.26%
Bond funds
Wells Fargo Global Investment Grade Credit Fund Class R6	2,706,836	5,600,071	(62,099)	(720)	(107,582)	8,136,506
Wells Fargo High Yield Bond Fund Institutional Class	742,599	11,573,475	(1,119,256)	(1,727)	291,113	11,486,204
Wells Fargo Income Plus Fund Institutional Class	6,675,119	10,105,793	(2,302,923)	2,573	844,648	15,325,210
						34,947,920	11.89
Stock funds
Wells Fargo Diversified Income Builder Fund Class R6	0	9,698,239	(12,803)	162	506,516	10,192,114
Wells Fargo Emerging Markets Equity Fund Class R6	3,706,105	2,177,253	(2,218,297)	630,832	611,787	4,907,680
Wells Fargo Endeavor Select Fund Class R6†	8,508,998	653,523	(4,669,925)	1,349,271	(71,712)	5,770,155
Wells Fargo Large Cap Growth Fund Class R6	8,550,041	1,016,740	(4,735,810)	1,712,459	(787,977)	5,755,453
						26,625,402	9.05
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	768,588	67,118,939	(66,920,577)	0	0	966,950	0.33%
				$2,232,561	$2,473,032	$66,256,770	22.53%

†	Non-income-earning security

See accompanying notes to portfolio of investments

2  |  Wells Fargo Spectrum Growth Fund

Portfolio of investments—February 28, 2021 (unaudited)
Investments in affiliates (continued)
	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized capital gains (losses) on distributions from affiliated Underlying Funds
Investment companies
Alternative investment funds
Wells Fargo Alternative Risk Premia Fund Class R6	465,144	$0	$0
Bond funds
Wells Fargo Global Investment Grade Credit Fund Class R6	763,991	120,572	182,494
Wells Fargo High Yield Bond Fund Institutional Class	3,388,261	152,484	0
Wells Fargo Income Plus Fund Institutional Class	1,524,897	332,837	0
Stock funds
Wells Fargo Diversified Income Builder Fund Class R6	1,659,953	141,469	0
Wells Fargo Emerging Markets Equity Fund Class R6	138,518	12,039	0
Wells Fargo Endeavor Select Fund Class R6†	472,964	0	384,229
Wells Fargo Large Cap Growth Fund Class R6	111,670	0	686,272
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	966,950	500	0
		$759,901	$1,252,995

†	Non-income-earning security
See accompanying notes to portfolio of investments

Wells Fargo Spectrum Growth Fund  |  3

Portfolio of investments—February 28, 2021 (unaudited)
Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.61%	1.08%	$42,600	$(245,609)	$95,396	$0	$254	$6,323,240
Wells Fargo Core Bond Portfolio	0.20	0.08	243,663	(161,997)	117,967	0	278	4,884,729
Wells Fargo Disciplined Large Cap Portfolio	18.85	17.04	2,305,715	11,031,631	0	754,457	4,147	54,769,795
Wells Fargo Emerging Growth Portfolio	0.93	0.32	1,002,533	707,031	0	5,119	987	3,139,180
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	5.04	2.54	547,218	1,915,721	0	193,496	89	4,346,103
Wells Fargo Factor Enhanced International Equity Portfolio	4.71	5.02	688,129	6,027,054	0	444,192	298	34,051,255
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	4.65	2.16	3,239,733	2,679,107	0	381,769	375	17,370,448
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	4.06	2.98	1,155,904	3,861,201	7	67,806	102	6,229,584
Wells Fargo High Yield Corporate Bond Portfolio	0.44	5.18	66,705	64,158	66,956	0	7	2,594,316
Wells Fargo Real Return Portfolio	1.35	7.93	37,843	227,168	103,547	24,650	53	18,379,921
Wells Fargo Small Company Value Portfolio	0.92	0.59	50,431	807,113	0	43,103	287	3,273,340
Wells Fargo Strategic Retirement Bond Portfolio	0.00	11.86	10,847	41,420	25,115	0	0	18,401,709
			$9,391,321	$26,953,998	$408,988	$1,914,592	$6,877	$173,763,620	59.10%
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	79	3-19-2021	$9,003,868	$8,686,840	$0	$(317,028)
IBEX 35 Index	126	3-19-2021	12,437,295	12,460,608	71,062	0
MSCI Emerging Markets Index	155	3-19-2021	10,261,430	10,370,275	108,845	0
OMX Stockholm 30 Index	512	3-19-2021	12,509,953	12,157,416	0	(158,753)
Short
E-Mini Nasdaq 100 Index	(28)	3-19-2021	(7,556,765)	(7,230,160)	326,606	0
E-Mini S&P 500 Index	(46)	3-19-2021	(8,968,989)	(8,761,160)	207,829	0
Euro STOXX 50 Index	(273)	3-19-2021	(11,987,025)	(11,946,914)	0	(82,923)
Mini-DAX Futures	(146)	3-19-2021	(11,838,375)	(12,118,679)	0	(372,776)
					$714,342	$(931,480)
See accompanying notes to portfolio of investments

4  |  Wells Fargo Spectrum Growth Fund

Notes to portfolio of investments—February 28, 2021 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Wells Fargo Spectrum Growth Fund  |  5

Notes to portfolio of investments—February 28, 2021 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$35,228,793	$0	$0	$35,228,793
Investment companies	78,328,736	0	0	78,328,736
Short-term investments
Investment companies	966,950	0	0	966,950
Investments measured at net asset value*				173,763,620
	114,524,479	0	0	288,288,099
Futures contracts	714,342	0	0	714,342
Total assets	$115,238,821	$0	$0	$289,002,441
Liabilities
Futures contracts	$931,480	$0	$0	$931,480
Total liabilities	$931,480	$0	$0	$931,480

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $173,763,620. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
For the nine months ended February 28, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Spectrum Growth Fund

Notes to portfolio of investments—February 28, 2021 (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo Spectrum Growth Fund  |  7